Risk management - Credit risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) tranches scenario line_of_business stage customer	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Percentage of total provisions for the most relevant units of the Group	96.00%
Maximum exposure to credit risk	€ 927,943	€ 953,571	€ 953,919
Financial assets	300,026	283,497	243,203
Investments	€ 7,052	7,277	7,646	€ 7,615
Number of business lines, commercial segment | line_of_business	7
Number of tranches | tranches	4
Forbearance portfolio	€ 25,235
Performing loans, number of days past due criteria	90 days
Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses	€ 3,031	3,940
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses	€ 2,092	2,950
"Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Number of largest groups | customer	20
"Large Exposures" Customers, top 40
Disclosure of credit risk exposure [line items]
Number of largest groups | customer	40
Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 222,346	236,850	235,344
Number of prospective macroeconomic scenarios | scenario	4
PD percentage increase from initial recognition	100.00%
Minimum period of irregular positions to consider significant increase in risk	30 days
Number of tranches | tranches	4
Evolution projection period	5 years
United Kingdom
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 244,303
Percent at risk	21.00%
Non-performing rate	1.08%
Percentage decrease in non-performing loans ratio	0.25%
United Kingdom | Santander UK plc
Disclosure of credit risk exposure [line items]
Non-performing rate	0.87%
Percentage decrease in non-performing loans ratio	0.20%
United Kingdom | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Interest only loans, mortgage portfolio, percentage	21.00%
Loan-to-value (LTV) ratio	50.00%
Flexible loans, mortgage portfolio, percentage	2.00%
Buy to let mortgages, mortgage portfolio, percentage	9.00%
Percentage of portfolio with LTV less than defined percent	82.00%
United Kingdom | Securitised mortgage assets | Santander UK plc | LTV less than 70% | Maximum
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio	70.00%
Total North America
Disclosure of credit risk exposure [line items]
Credit exposure percentage	12.50%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	€ (520)	(349)	(286)
Gross carrying amount | United Kingdom | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Financial assets	192,047
Other units
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	93,731
Other units | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(759)
Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	201,013	198,936	205,994
Risk exposure associated with instruments sharing characteristic	€ 302,271
Percent at risk	26.00%
Non-performing rate	1.96%
Percentage decrease in non-performing loans ratio	0.73%
Minimum period of irregular positions to consider significant increase in risk	30 days
Coverage rate	55.00%
Increase (decrease) in nonperforming coverage ratio	0.02%
Cost of credit (in percent)	0.44%
Decrease in cost of credit	0.07%
ICO loans, granted as result of the pandemic	€ 25,428
ICO loans, pandemic	€ 10,857
ICO loans, percentage of total portfolio	3.60%
Number of tranches | tranches	4
Evolution projection period	5 years
Spain | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,898	€ 2,131	€ 2,448
Investments	36
Spain | Foreclosed equity instruments
Disclosure of credit risk exposure [line items]
Investments	10
Spain | SMEs and Corporates
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 99,395
Percent at risk	33.00%	41.00%
Non-performing rate	4.10%
Decrease in portfolio of SMEs	10.10%
Decrease in non-performing ratio	0.97%
Spain | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Non-performing rate	1.03%
Percentage decrease in non-performing loans ratio	0.29%
Increase (decrease) in residential mortgage credit risk (in percentage)	1.20%
Debt-to-income ratio	22.00%	24.00%	24.00%
Spain | Property assets from home purchase mortgage loans to households | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 162
Spain | Property assets from home purchase mortgage loans to households | Retail & Commercial Banking
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than defined percent	94.00%
Spain | Property assets from home purchase mortgage loans to households | Of which property collateral
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.64%	99.65%	99.65%
Spain | Property assets from home purchase mortgage loans to households | Less than 80% | Maximum
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio	80.00%
Spain | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,699
Spain | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,984	€ 2,545	€ 2,433	€ 2,327
Risk exposure associated with instruments sharing characteristic	211
Spain | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 0
Non-performing rate	1.04%	2.28%	3.04%
Coverage rate	35.48%	36.21%	39.19%
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	€ (1,086)
Spain | Accumulated impairment | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,360	€ 2,692	€ 3,058
Spain | Accumulated impairment | Property assets from home purchase mortgage loans to households | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172
Spain | Accumulated impairment | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,144
Spain | Gross carrying amount | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,258	4,823	5,506
Spain | Gross carrying amount | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,984
Spain | Gross carrying amount | Of which property collateral | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,970
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Financial assets	60,002	59,316	61,097
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	334
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	625	789	924
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Of which property collateral
Disclosure of credit risk exposure [line items]
Financial assets	59,787	59,108	60,882
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Of which property collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	618	778	908
Spain | Gross carrying amount | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,843
Spain | Gross carrying amount | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,984
Spain | Gross carrying amount | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	€ 31
US | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
US | Total North America
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 147,303
Non-performing rate	4.85%
Cost of credit (in percent)	1.63%
Percentage increase in non-performing loans ratio	0.14%
Percentage increase (decrease) in cost of credit	(0.19%)
US | Total North America | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 25,204	30,669	28,877
Non-performing rate	22.08%
Number of prospective macroeconomic scenarios | scenario	4
Minimum period of irregular positions to consider significant increase in risk	30 days
Coverage rate	53.00%
Increase (decrease) in nonperforming coverage ratio	(8.85%)
Cost of credit (in percent)	6.10%
Percentage increase (decrease) in cost of credit	(0.51%)
Credit risk with customers	€ 25,318
Lending, credit risk percentage of group	2.10%
Percentage increase (decrease) in lending	(17.50%)
Percentage increase in nonperforming ratio	3.40%
Number of tranches | tranches	4
Evolution projection period	5 years
US | Total North America | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 45,741	€ 54,243	55,984
Non-performing rate	2.67%
Number of prospective macroeconomic scenarios | scenario	4
Minimum period of irregular positions to consider significant increase in risk	30 days
Cost of credit (in percent)	0.93%
Percentage increase in non-performing loans ratio	0.46%
Percentage increase (decrease) in cost of credit	0.02%
Credit risk with customers	€ 45,491
Lending, credit risk percentage of group	4.00%
Percentage increase (decrease) in lending	(15.00%)
Evolution projection period	5 years
US | Total North America | Santander Bank, National Association | Maximum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	1.20%
US | Total North America | Santander Bank, National Association | Minimum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	0.20%
Brazil | Total South America
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 105,410
Number of prospective macroeconomic scenarios | scenario	3
Coverage rate	83.40%	82.80%
Cost of credit (in percent)	4.73%	4.51%
Credit exposure percentage	9.00%
Evolution projection period	5 years
Increase (decrease) in credit risk (in percentage)	1.00%
Percentage increase in credit risk, excluding exchange rate	1.30%
Non-performing loans ratio	6.82%	6.14%
Net loan-loss provisions	€ 4,409
Increase (decrease) in provision for loan loss	(2.00%)
Brazil | Total South America | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 104,136	€ 103,541	113,409
Number of tranches | tranches	4
Brazil | Retail Banking segment
Disclosure of credit risk exposure [line items]
Credit exposure percentage	37.00%
Brazil | Retail Banking segment | Securitised mortgage assets
Disclosure of credit risk exposure [line items]
Credit exposure percentage	29.00%
Brazil | Retail Banking segment | Credit cards
Disclosure of credit risk exposure [line items]
Credit exposure percentage	26.00%
Financial instruments not credit-impaired | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 812,771	839,254	843,297
Maximum exposure, financial instruments not included elsewhere	834,911	665,476	598,385
Financial instruments not credit-impaired | Stage 1 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	200,576	209,588	205,708
Financial instruments not credit-impaired | Stage 1 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	196,509	196,514	176,697
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	82,508	81,416	76,784
Financial instruments not credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,295	23,970	26,118
Financial instruments not credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,480	597	203
Financial instruments not credit-impaired | Other units | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	89,094	80,541	68,788
Financial instruments not credit-impaired | Other units | Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(213)	(165)	(199)
Financial instruments not credit-impaired | Other units | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,528	2,534	1,504
Financial instruments not credit-impaired | Other units | Stage 2 and 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(152)	(117)	(73)
Financial instruments not credit-impaired | Spain | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	183,686	179,041	183,324
Financial instruments not credit-impaired | Spain | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,566	13,277	15,134
Financial instruments not credit-impaired | US | Stage 1 | Total North America | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,798	20,263	18,973
Financial instruments not credit-impaired | US | Stage 1 | Total North America | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,511	47,569	50,666
Financial instruments not credit-impaired | US | Stage 2 and 3 | Total North America | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,818	4,677	4,632
Financial instruments not credit-impaired | US | Stage 2 and 3 | Total North America | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,072	5,544	4,424
Financial instruments not credit-impaired | Brazil | Stage 1 | Total South America | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	83,383	86,459	96,799
Financial instruments not credit-impaired | Brazil | Stage 2 and 3 | Total South America | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,602	10,700	9,131
Financial instruments credit-impaired | Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(13,527)
Financial instruments credit-impaired | Accumulated impairment | Of which property collateral
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(1,759)
Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers	31,577
Financial instruments credit-impaired | Gross carrying amount | Of which property collateral
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,777
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,664	32,901	33,838
Financial instruments credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,475	3,292	3,518
Financial instruments credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	842	701	461
Financial instruments credit-impaired | Other units | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,109	874	658
Financial instruments credit-impaired | Other units | Stage 2 and 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(394)	(295)	(161)
Financial instruments credit-impaired | Spain | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,761	6,618	7,536
Financial instruments credit-impaired | US | Stage 2 and 3 | Total North America | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,588	5,729	5,272
Financial instruments credit-impaired | US | Stage 2 and 3 | Total North America | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,158	1,130	894
Financial instruments credit-impaired | Brazil | Stage 2 and 3 | Total South America | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,151	6,382	7,479
Financial instruments purchased credit impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 334	€ 559	€ 743
Credit risk
Disclosure of credit risk exposure [line items]
Number of credit risk categories | stage	3
Risk exposure associated with instruments sharing characteristic	€ 1,792,549
Non-performing rate	2.91%	3.05%	3.14%
Coverage rate	66.00%	65.00%	66.00%
Cost of credit (in percent)	1.15%	1.15%	1.18%
Net loan-loss provisions	€ 12,411	€ 12,333	€ 12,458
Credit risk | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Percentage of loans covered by specific allowance	26.00%
Credit risk | "Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Credit exposure percentage	5.30%
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Credit risk | "Large Exposures" Customers, top 40
Disclosure of credit risk exposure [line items]
Credit exposure percentage	8.40%
Credit risk | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Credit exposure percentage	53.00%
Percentage of loans covered by specific allowance	41.00%
Credit risk | Performing | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Credit exposure percentage	47.00%
Credit risk | Of which property collateral | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Percentage of loans secured	47.00%
Credit risk | Accumulated impairment | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	€ (6,480)
Credit risk | Accumulated impairment | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	(5,508)
Credit risk | Gross carrying amount | Of which property collateral | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	15,484
Credit risk | Gross carrying amount | Of which property collateral | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	7,980
Credit risk | Spain
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 352,126
Non-performing rate	1.96%	2.68%	3.06%
Coverage rate	55.00%	53.00%	49.00%
Cost of credit (in percent)	0.44%	0.50%	0.62%
Net loan-loss provisions	€ 1,142	€ 1,259	€ 1,522
Credit risk | US
Disclosure of credit risk exposure [line items]
Non-performing rate	4.85%	4.72%	4.57%
Coverage rate	55.00%	64.00%	68.00%
Cost of credit (in percent)	1.63%	1.82%	1.92%
Net loan-loss provisions	€ 2,244	€ 2,507	€ 2,593
Credit risk | Brazil
Disclosure of credit risk exposure [line items]
Non-performing rate	6.82%	6.14%	6.56%
Coverage rate	83.00%	83.00%	85.00%
Cost of credit (in percent)	4.73%	4.51%	4.77%
Net loan-loss provisions	€ 4,409	€ 4,487	€ 4,701
Local sovereign other than official currency risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 4,908
Percentage of total sovereign risk	1.20%
Non-local sovereign cross border risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 17,002
Percentage of total sovereign risk	4.00%